Derivative Liabilities (Details) - Schedule of Warrant Activity - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Warrant Activity Abstract
Number of Warrants Outstanding, Beginning balance		3,435,728	577,695	303,245
Weighted Average Exercise Price Outstanding, Beginning balance		$ 33.94	$ 181.2	$ 228.69
Weighted Average Remaining Life in Years Outstanding, Beginning balance				4 years 10 months 24 days
Intrinsic Value, Outstanding, Beginning balance
Number of Warrants Outstanding, Ending balance			3,435,728	577,695
Weighted Average Exercise Price Outstanding, Ending balance			$ 33.94	$ 181.2
Weighted Average Remaining Life in Years Outstanding, Ending balance			5 years 1 month 6 days	4 years 1 month 6 days
Intrinsic Value Outstanding, Ending balance
Number of Warrants, Exercisable			577,695
Weighted Average Exercise Price, Exercisable			$ 181.28
Weighted Average Remaining Life in Years, Exercisable			3 years 1 month 6 days
Intrinsic Value, Exercisable
Number of Warrants, Issued			4,508,923	254,450
Weighted Average Exercise Price, Issued			$ 3.44	$ 124.77
Weighted Average Remaining Life in Years, Issued			5 years 4 months 24 days
Number of Warrants, Exercised			(1,630,890)
Weighted Average Exercise Price, Exercised			$ 0.0001
Weighted Average Remaining Life in Years, Exercised	[1]
Number of Warrants, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Warrants, Expired
Weighted Average Exercise Price, Expired

[1]	Note that the warrants are exercisable until they are exercised in full and have no expiration date; as such, they have been excluded from this calculation.